Long-Term Debt - General (Details) - Capital Product Partners L.P. - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 58,464	$ 15,750
Less: Current portion of long-term debt	3,146	328
Long-term debt, net of current portion	(55,318)	(15,422)
2015 Credit Facility (Amor Tranche)
Debt Instrument [Line Items]
Total long-term debt	15,422	$ 15,750
Aristaios Credit Facility
Debt Instrument [Line Items]
Total long-term debt	27,417
2015 Credit Facility (Anikitos Tranche)
Debt Instrument [Line Items]
Total long-term debt	$ 15,625